CONSOLIDATED STATEMENTS OF CASH FLOWS (Cloud Peak Energy Inc. and Subsidiaries) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 51,971	$ 173,720	$ 189,797
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and depletion	100,523	94,575	87,127
Accretion	15,342	13,189	12,469
Earnings from unconsolidated affiliates	(535)	(1,556)	(1,801)
Distributions of income from unconsolidated affiliates	2,000	1,023	5,250
Deferred income taxes	13,860	42,210	(11,224)
Tax agreement (benefit) expense	10,515	(29,000)	19,854
Stock compensation expense	8,016	11,796	8,796
Mark-to-market gains	(25,611)	(22,754)	(2,275)
Other	12,256	11,795	11,506
Changes in operating assets and liabilities:
Accounts receivable	1,874	18,632	(30,074)
Inventories, net	1,709	(9,077)	(6,452)
Due to or from related parties	819	(1,090)	(37)
Other assets	(3,981)	(4,486)	4,436
Accounts payable and accrued expenses	3,540	(32,137)	26,327
Tax agreement liability	(23,459)	(25,097)	(9,409)
Asset retirement obligations	(1,075)	(5,632)	(7,506)
Settlement of derivatives	12,976	11,244
Net cash provided by operating activities	180,740	247,355	296,784
Investing activities
Acquisitions of Youngs Creek and CX Ranch coal and land assets		(300,377)
Purchases of property, plant and equipment	(46,780)	(53,550)	(108,733)
Cash paid for capitalized interest	(33,230)	(50,119)	(33,989)
Investments in marketable securities	(64,357)	(67,576)	(75,228)
Maturity and redemption of investments	64,011	62,463
Investment in development projects	(6,247)	(7,389)
Initial payment on federal coal leases			(69,407)
Return of restricted cash		71,244	110,972
Partnership escrow deposit		(4,470)
Partnership escrow return	4,468
Other	117	1,909	713
Net cash provided by (used in) investing activities	(82,018)	(347,865)	(175,672)
Financing activities
Principal payments on federal coal leases	(63,191)	(102,198)	(54,630)
Payment of deferred financing fees	(1,039)
Proceeds from issuance of common stock		65
Other	(550)	(3,906)	(2,343)
Net cash provided by (used in) financing activities	(64,780)	(106,039)	(56,973)
Net increase (decrease) in cash and cash equivalents	33,942	(206,549)	64,139
Cash and cash equivalents at beginning of period	197,691	404,240	340,101
Cash and cash equivalents at end of period	231,633	197,691	404,240
Supplemental cash flow disclosures:
Interest paid	69,478	84,201	62,792
Income taxes paid, net	11,419	27,017	6,161
Supplemental noncash investing and financing activities:
Non-cash interest capitalized	3,994	7,845	16,092
Capital expenditures included in accounts payable	1,957	4,579	10,893
Assets acquired under capital leases	10,222
Obligations to acquire federal coal leases and other mineral rights			$ 224,658